UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

The Acquirers Fund
ZIG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the The Acquirers Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://acquirersfund.com/. You can also request this information by contacting us at 1-646-535-8629.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Acquirers Fund	$83	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended April 30, 2026, The Acquirers Fund (ZIG) rose approximately 22.52 percent at NAV. The Fund underperformed the S&P 500 Total Return Index, which gained 31.05 percent over the same period. Market conditions were shaped by two distinct phases: a sharp tariff-driven equity selloff in early April 2025 that compressed valuations across cyclical and value-oriented sectors, followed by a strong recovery through the second half of 2025 as tariff fears subsided, the Federal Reserve cut its policy rate three times (a cumulative 75 basis points to a range of 3.50–3.75 percent), and corporate earnings growth remained robust. The second half saw equity market leadership broaden meaningfully beyond mega-cap technology into industrials, financials, and materials — all sectors where the Fund carried significant exposure. This broadening of market gains, combined with historically wide valuation spreads between cheap and median stocks as measured by the Acquirer’s Multiple®, provided a tailwind for the Fund’s deep-value, mid-cap-tilted portfolio after multiple years of relative headwinds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/14/2019)
The Acquirers Fund NAV	22.52	10.15	7.86
S&P 500 TR	31.05	13.14	16.13
Visit https://acquirersfund.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The Acquirers Fund	PAGE 1	TSR-AR-26922A263

KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,734,043
Number of Holdings	32
Net Advisory Fee	$258,891
Portfolio Turnover	107%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
Crocs, Inc.	4.3%
Mueller Industries, Inc.	4.0%
Olin Corp.	3.7%
Synchrony Financial	3.7%
Altria Group, Inc.	3.6%
VeriSign, Inc.	3.6%
Southern Copper Corp.	3.5%
Lantheus Holdings, Inc.	3.5%
California Resources Corp.	3.4%
Artisan Partners Asset Management, Inc.	3.3%
Industry Breakdown (% of Net Assets)

Consumer, Cyclical
32.2%
Consumer, Non-cyclical
16.7%
Energy
16.2%
Industrial
10.5%
Basic Materials
10.4%
Financial
7.0%
Communications
6.7%
Cash & Other
0.3%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://acquirersfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Acquirers Funds, LLC documents not be householded, please contact Acquirers Funds, LLC at 1-646-535-8629, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Acquirers Funds, LLC or your financial intermediary.
The Acquirers Fund	PAGE 2	TSR-AR-26922A263

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2026	FYE 4/30/2025
(a) Audit Fees	$ 15,500	$ 15,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2026	FYE 4/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Acquirers Fund
Annual Financial Statements and Additional Information
April 30, 2026

THE ACQUIRERS FUND
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Basic Materials - 10.4%
CF Industries Holdings, Inc.	8,161	$1,013,596
Olin Corp.	42,983	1,224,156
Southern Copper Corp.	6,755	1,159,766
		3,397,518
Communications - 6.7%
Booking Holdings, Inc.	6,100	1,026,996
VeriSign, Inc.	4,352	1,169,208
		2,196,204
Consumer, Cyclical - 32.2%(a)
American Eagle Outfitters, Inc.	60,285	1,050,165
Bath & Body Works, Inc.	53,076	1,031,797
Crocs, Inc.(b)	13,717	1,398,860
Dillard’s, Inc. - Class A	1,765	1,004,673
Domino’s Pizza, Inc.	2,840	963,953
Lululemon Athletica, Inc.(b)	6,369	877,011
NVR, Inc.(b)	165	1,042,119
Ulta Beauty, Inc.(b)	1,976	1,062,060
Williams-Sonoma, Inc.	5,800	1,051,018
Yum! Brands, Inc.	6,647	1,061,194
		10,542,850
Consumer, Non-cyclical - 16.7%
Altria Group, Inc.	16,185	1,175,840
Cal-Maine Foods, Inc.	13,407	1,035,825
H&R Block, Inc.	33,243	1,054,800
Lantheus Holdings, Inc.(b)	13,651	1,155,148
National Beverage Corp.(b)	30,596	1,046,995
		5,468,608
Energy - 16.2%
APA Corp.	26,613	1,083,948
California Resources Corp.	16,344	1,115,641
Devon Energy Corp.	21,112	1,084,523
EOG Resources, Inc.	7,449	1,047,106
Gulfport Energy Corp.(b)	5,022	966,936
		5,298,154
Financial - 7.0%
Artisan Partners Asset Management, Inc. - Class A	29,192	1,092,949
Synchrony Financial	15,931	1,213,942
		2,306,891
Industrial - 10.5%
Louisiana-Pacific Corp.	14,784	1,067,257
Mueller Industries, Inc.	9,640	1,305,545
ZIM Integrated Shipping Services Ltd.	39,717	1,050,118
		3,422,920
TOTAL COMMON STOCKS (Cost $31,962,817)		32,633,145

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58%(c)	51,711	$51,711
First American Treasury Obligations Fund - Class X, 3.59%(c)	51,710	51,710
TOTAL MONEY MARKET FUNDS (Cost $103,421)		103,421
TOTAL INVESTMENTS - 100.0% (Cost $32,066,238)		$32,736,566
Liabilities in Excess of Other Assets - (0.0)%(d)		(2,523)
TOTAL NET ASSETS - 100.0%		$32,734,043

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

The Acquirers Fund
Statement of Assets and Liabilities
April 30, 2026

ASSETS:
Investments, at value	$32,736,566
Cash	1,023
Dividends receivable	16,600
Total assets	32,754,189
LIABILITIES:
Payable to Adviser	20,146
Total liabilities	20,146
NET ASSETS	$32,734,043
Net Assets Consists of:
Paid-in capital	$52,008,900
Total accumulated gains (losses)	(19,274,857)
Total net assets	$32,734,043
Net assets	$32,734,043
Shares issued and outstanding(a)	825,000
Net asset value per share	$39.68
Cost:
Investments, at cost	$32,066,238

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

The Acquirers Fund
Statement of Operations
For the Year Ended April 30, 2026

INVESTMENT INCOME:
Dividend income	$771,929
Total investment income	771,929
EXPENSES:
Investment advisory fee	258,891
Excise tax expense	652
Total expenses	259,543
NET INVESTMENT INCOME (loss)	512,386
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(261,406)
In-kind redemptions	662,603
Net realized gain (loss)	401,197
Net change in unrealized appreciation (depreciation) on:
Investments	6,098,268
Net change in unrealized appreciation (depreciation)	6,098,268
Net realized and unrealized gain (loss)	6,499,465
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,011,851

The accompanying notes are an integral part of these financial statements.

3

The Acquirers Fund
Statements of Changes in Net Assets

	Year Ended April 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$512,386	$836,280
Net realized gain (loss)	401,197	3,924,216
Net change in unrealized appreciation (depreciation)	6,098,268	(6,972,504)
Net increase (decrease) in net assets from operations	7,011,851	(2,212,008)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(623,826)	(896,142)
Total distributions to shareholders	(623,826)	(896,142)
CAPITAL TRANSACTIONS:
Shares sold	—	45,766,453
Shares redeemed	(7,475,423)	(53,830,180)
Net increase (decrease) in net assets from capital transactions	(7,475,423)	(8,063,727)
NET INCREASE (DECREASE) IN NET ASSETS	(1,087,398)	(11,171,877)
NET ASSETS:
Beginning of the year	33,821,441	44,993,318
End of the year	$ 32,734,043	$33,821,441
SHARES TRANSACTIONS
Shares sold	—	1,200,000
Shares redeemed	(200,000)	(1,425,000)
Total increase (decrease) in shares outstanding	(200,000)	(225,000)

The accompanying notes are an integral part of these financial statements.

4

The Acquirers Fund
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$33.00	$35.99	$28.05	$26.51	$26.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.55	0.69	0.45	0.31	0.20
Net realized and unrealized gain (loss) on investments(b)	6.82	(2.93)	7.86	1.56	0.30
Total from investment operations	7.37	(2.24)	8.31	1.87	0.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.69)	(0.75)	(0.37)	(0.33)	(0.06)
Total distributions	(0.69)	(0.75)	(0.37)	(0.33)	(0.06)
Net asset value, end of year	$39.68	$33.00	$35.99	$28.05	$26.51
TOTAL RETURN	22.52%	−6.53%	29.70%	7.16%	1.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$32,734	$33,821	$44,993	$37,862	$41,085
Ratio of expenses to average net assets:(c)(d)(e)(f)	0.75%	0.79%	0.84%	0.89%	1.07%
Ratio of dividends, excise tax, interest and borrowing expense to average net assets	0.00%(h)	—%	—%	—%	0.15%
Ratio of expenses to average net assets excluding dividends, excise tax, interest, and borrowing expense(c)(d)(e)(f)	0.75%	0.79%	0.84%	0.89%	0.92%
Ratio of net investment income (loss) to average net assets	1.48%	1.81%	1.41%	1.19%	0.70%
Portfolio turnover rate(g)	107%	179%	132%	105%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Effective December 7, 2021, the Adviser reduced its management fee from 0.94% to 0.89%.
(d)	Effective May 1, 2023, the Adviser reduced its management fee from 0.89% to 0.84%.
(e)	Effective May 1, 2024, the Advisor reduced its management fee from 0.84% to 0.79%.
(f)	Effective May 1, 2025, the Advisor reduced its management fee from 0.79% to 0.75%.
(g)	Excludes the impact of in-kind transactions.
(h)	Amount is less than 0.005%
The accompanying notes are an integral part of these financial statements.

5

THE ACQUIRERS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
NOTE 1 – ORGANIZATION
The Acquirers Fund (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. Prior to December 7, 2021, the investment objective of the Fund was to track the performance, before fees and expenses, of the Acquirer’s Index (the “Index”). The Fund commenced operations on May 14, 2019.
The end of the reporting period for the Fund is April 30, 2026. The current fiscal period is the period from May 1, 2025, to April 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

THE ACQUIRERS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks.	$32,633,145	$—	$—	$32,633,145
Short-Term Investments.	103,421	—	—	103,421
TotalInvestmentsinSecurities	$32,736,566	$—	$—	$32,736,566

^	See Schedule of Investments for breakout of investments by sector classification.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or

7

THE ACQUIRERS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended April 30, 2026, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(498,137)	$498,137

I.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Managing Director of the Adviser, who collectively serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Acquirers Funds, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to- day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Tidal Investments LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non- distribution related services necessary for the Fund to operate. Under the

8

THE ACQUIRERS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b- 1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$36,513,840	$36,630,087

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.
During the current fiscal period, in-kind transactions associated with creations and redemptions for the Fund were as follows:

In-Kind Purchases	In-Kind Sales
$—	$7,445,793

NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at April 30, 2026 were as follows:

Tax cost of investments	$ 32,084,615
Gross tax unrealized appreciation	3,423,990
Gross tax unrealized depreciation	(2,772,039)
Net tax unrealized appreciation (depreciation)	651,951
Undistributed ordinary income	205,093
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(20,131,901)
Distributable earnings (accumulated deficit)	$(19,274,857)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

9

THE ACQUIRERS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2026, the Fund did not elect to defer any post-October capital losses or late year ordinary losses.
As of April 30, 2026, the Fund had a short-term capital loss carryforward of $15,188,986 and a long-term capital loss carryforward of $4,942,915. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended April 30, 2026 and April 30, 2025, was as follows:

	Year Ended April 30,
	2026	2025
Ordinary Income .	$623,826	$896,142

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

10

THE ACQUIRERS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of The Acquirers Fund
and Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Acquirers Fund (the “Fund”), a series of ETF Series Solutions, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2026

11

THE ACQUIRERS FUND
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended April 30, 2026, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2026 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

12

THE ACQUIRERS FUND
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

13

The Acquirers Fund (ZIG)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 11-12, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Acquirers Funds, LLC (the “Adviser”) and the Trust, on behalf of The Acquirers Fund (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Tidal Investments LLC (the “Sub-Adviser” and, together with the Adviser, the “Advisers”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided by the Advisers; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to the Fund are, or will be, shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference nine days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Advisers, along with other service providers of the Fund, had provided written and oral updates on the firms over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to the Fund. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, at the Meeting, representatives from the Advisers provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Agreements.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered the Fund’s performance. The Board considered Fund returns for the period ended December 31, 2025. The Board reviewed the Materials, including the FUSE Report, which compared the performance results of the Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of actively managed small- and mid-cap value ETFs and select multi-cap value ETFs with similar pricing characteristics, excluding outliers (the “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to the Fund (the “Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and

14

The Acquirers Fund (ZIG)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and principal investment strategies as the Fund. The Board took into consideration the Adviser’s view that the Selected Peer Group was comprised primarily of a mix of index-based and actively managed value and blended ETFs, including both small-cap and multi-market cap ETFs. The Board also noted that the Fund converted to an actively managed, long-only value investing strategy from a passively managed, long-short investing strategy in December 2021, which continued to impact the comparability of the Fund’s long-term performance returns.
The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Index, for each of the one-, three-year, and since inception periods ended December 31, 2025, and slightly underperformed the same benchmark over the five-year period. The S&P 500 provides an indication of the performance of the large-cap U.S. equity market. In comparing the Fund’s performance to that of its benchmark, the Board noted that the Fund, unlike its benchmark, invests much more narrowly, actively selecting approximately 30 stocks that the Adviser believes to be undervalued and fundamentally strong. The Board also considered that the Fund selects holdings based on a mix of value, size and quality factors; whereas, the S&P 500 Index has a greater allocation to growth stocks. Further, the Board noted that the Fund employed a long-short strategy prior to December 7, 2021.
The Board then noted that the Fund underperformed the median returns of both its Peer Group and Peer Universe over the one-year and since inception periods ended December 31, 2025, but outperformed its Peer Group and Peer Universe over the three- and five-year periods. In addition, the Board noted that the Fund performed within the range of funds in its Selected Peer Group for the three- and five-year periods ended September 30, 2025, but underperformed all of the ETFs in its Selected Peer Group over each of the one-year period.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board compared the Fund’s net expense ratio to its Peer Group and Peer Universe as shown in the FUSE Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio of both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within, but at the high end of, the range of net expense ratios of the ETFs included in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

15

The Acquirers Fund (ZIG)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next reviewed the Fund’s performance. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the FUSE Report, which compared the Fund’s performance with the returns of the Peer Group and Peer Universe for the periods ended December 31, 2025, as well as other relevant information contained in the Materials, including a comparison of the Fund’s performance with the returns of the Selected Peer Group. Although the Board considered the Sub-Adviser’s performance in light of the historic Fund returns described in these reports, the Board recognized that the Sub-Adviser manages the Fund’s investments in accordance with a systematic investment strategy developed by the Adviser. As such, rather than focus on Fund returns alone, the Board also evaluated the performance of the Sub-Adviser’s portfolio managers based on their ability to implement the Adviser’s strategy, execute trades, and select brokers.
Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally lower than or in line with those charged by the Sub-Adviser in connection with other ETFs managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee does not include asset-level breakpoints, any benefits from such breakpoints in the sub-advisory fee schedule would accrue to the Adviser, not Fund shareholders, as a result of the unitary management fee. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	7/7/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	7/7/2026

* Print the name and title of each signing officer under his or her signature.